Nationwide Loomis All Cap Growth Fund Investment Strategy - Nationwide Loomis All Cap Growth Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests in equity securities, primarily common stocks, issued by companies of any size. The Fund normally invests across a wide range of sectors and industries, using a growth style of equity management that emphasizes companies with sustainable competitive advantages versus others, long-term structural growth drivers that the subadviser believes will lead to above-average future cash flow growth, attractive cash flow returns on invested capital, and management teams focused on creating long-term value for shareholders. The Fund’s subadviser aims to invest in stocks of companies when they trade at a significant discount to the subadviser’s estimate of intrinsic value (i.e., companies with share prices trading significantly below what the portfolio manager believes the share price should be). The subadviser will consider selling a portfolio investment when it believes an unfavorable structural change occurs within a given business or the markets in which it operates, when a critical underlying investment assumption is flawed, when a more attractive reward-to-risk opportunity becomes available, when the current price fully reflects the subadviser’s estimate of intrinsic value, or for other investment reasons which the subadviser deems appropriate. The Fund is not required to maintain any specified percentage of its assets in securities of a particular capitalization size. The Fund is permitted, therefore, at any given time, to invest either all of its assets or none of its assets in any particular capitalization size, or to invest a flexible combination of its assets among various capitalization sizes. At times the subadviser emphasizes investments in one or more industries or sectors. The Fund may invest up to 25% of its net assets in foreign securities. Although the Fund maintains a diversified portfolio, it nonetheless may invest in a limited number of issuers.